File Nos.  333-143195
                                                                      811-05618
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.    8                             (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 120                                            (X)

                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X_ on April 10, 2009 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

__X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
April 27, 2009

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PARTS A, B and C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 7 TO FORM N-4 On January 13, 2009 AND ARE INCORPORATED BY REFERENCE.